FK Loan ID	Loan ID	ALT Loan ID	Group	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXXXX	1	1	Closed	2024-01-XX 22:44	2024-01-XX 17:56	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/XX/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Ready for Review-Appeal - See the Post Close Valuation - Buyer-01/XX/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/XX/2024
														Resolved- - Due Diligence Vendor-01/XX/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_CDA.pdf			NY	Investment	Refinance	Cash Out - Debt Consolidation	XXX	N/A	N/A
XXXX	XXXXXX	1	1	Closed	2023-12-XX 20:40	2024-01-XX 14:14	Resolved	A	Compliance	TRID	TRID disclosure(s) for Borrower electronically dated prior to E-Consent
Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Resolved-Valid EConsent provided. Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1-8-24 - Appeal: See attached E-Consent form dated XX/XX/XXXX located in the file, which is prior to signed TRID docs dated XX/XX/XXXX....XX
 - Buyer-01/XX/2024
Open-TRID disclosures signed XX/XX/XXXXare prior to E-Consent from Borrower dated XX/XX/XXXXDue Diligence Vendor-12/26/2023
														Resolved-Document Uploaded. - Due Diligence Vendor-01/XX/2024 Resolved-Valid EConsent provided. Condition cleared. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_E Consent Form.pdf XXXXXXXXXX_E Consent Form.pdf			NY	Investment	Refinance	Cash Out - Debt Consolidation	XXX	N/A	N/A
XXXX	XXXXXX	2	1	Closed	2023-12-XX 00:30	2023-12-XX 00:30	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-12/XX/2023		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-12/XX/2023				CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	XXX	Investor Post-Close	No
XXXX	XXXXXX	3	1	Closed	2024-01-XX 14:27	2024-01-XX 20:10	Resolved	A	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements
Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1/XX/2024: Appeal. Please see attached HMDA Summary Sheet that reflects reason for refinance is cash out home purchase. XX - Buyer-01/XX/2024
Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements No business purpose affidavit in file  - Due Diligence Vendor-01/XX/2024
														Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_HMDA.pdf			OH	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	3	1	Closed	2024-01-XX 14:33	2024-01-XX 17:12	Resolved	A	Compliance	Mavent	AbilityToRepay: QMPointsAndFees
Resolved-Loan qualifies as business purpose and exempt from testing. Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Appeal: QM exempt.  Delayed financing of Investment property purchase. - Buyer-01/XX/2024
Open-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$XXX,XXX.XX) fee limit, which is 3% of the Total Loan Amount ($X,XXX.XX9), the difference is ($XXX.XX). (12 CFR 1026.43(e)(3).  Provide rate sheet, Undiscounted Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-01/XX/2024
														Resolved-Loan qualifies as business purpose and exempt from testing. Condition cleared. - Due Diligence Vendor-01/XX/2024				OH	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	3	1	Closed	2024-01-XX 14:29	2024-01-XX 20:40	Resolved	A	Credit	Missing Doc	Required Documentation is Missing
Resolved-Credit supplement provided confirming lease paid in full. Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1/XX/2024: Appeal. Please see attached credit report. The loan with XXX #XXXX was updated showing paid off as of XX/XX/XXXX. XX - Buyer-01/XX/2024
Open-Missing evidence lease account ****XXXX was paid and closed as required by AUS - Due Diligence Vendor-01/XX/2024
														Resolved-Credit supplement provided confirming lease paid in full. Condition cleared. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_Credit report_Debt XXXX.pdf			OH	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	4	1	Closed	2023-12-XX 15:26	2024-01-XX 16:40	Resolved	A	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/XX/2024
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements. - Due Diligence Vendor-12/XX/2023
														Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/XX/2024				CA	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	4	1	Closed	2023-12-XX 14:28	2024-01-XX 16:39	Resolved	A	Credit	Missing Doc	Gift Documentation Incomplete
Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Resolved-Proper documentation of personal gift of $XX,XXX.XX0 provided per selling guide. Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. Appeal:  Attached please find the wire information for funds wired directley to the closing agent.  It appears the funds to close were sent in one lump sum with the spouse's account showing as originator and is considered satisfactory verification of funds coming from spouse.  The XXX gift letter and proof spouse account > $XX,XXX.XX in file.  It is noted that the original gift letter was XXXX but then the XXX XXX was wired separately, so the gift was broken up as XXX and XXX.  Thank you for taking a look at this one, - Buyer-01/XX/2024
Open-Guidelines require a signed gift letter from the donor specifying the following:  (1) the specific dollar amount of the gift and the date the funds were transferred to the borrower, (2) donor’s name, address, telephone number and the relationship to the borrower and (3) the donor’s statement that no repayment is expected.  The gift documentation is incomplete for the gift funds provided. Provide below documents: 1) a copy of the donor’s check and the borrower’s deposit slip, 2) a copy of the donor’s withdrawal slip and the borrower’s deposit slip, 3) evidence of the electronic transfer of funds from the donor's account to the borrower's account or to the closing agent 4) a copy of the donor’s check to the closing agent, or 5) a settlement statement showing receipt of the donor’s check. - Due Diligence Vendor-12/XX/2023

Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
 Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
 Resolved-Proper documentation of personal gift of $XX,XXX.XX provided per selling guide. Condition cleared. - Due Diligence Vendor-01/XX/2024

															XXXXXXXXXX_Wire to Close.pdf XXXXXXXXXX_Gift and funds.pdf XXXXXXXXXX_Gift and funds.pdf XXXXXXXXXX_Wire to Close.pdf			CA	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	4	1	Closed	2023-12-XX 18:52	2024-01-XX 20:16	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved- - Due Diligence Vendor-01/XX/2024
Resolved- - Due Diligence Vendor-01/XX/2024
Resolved-Evidence provided of RESPA 1003 date of XX/XX/XXXX. LE provided within required timeline. Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Ready for Review-1/8-Application dated XX/XX/XXXX was a credit only application, the sales contract was accepted after XX/XX/XXXX.  Initial credit only application and initial loan application dated XX/XX/XXXX provided via FTP site.  Loan estimated dated XX/XX/XXXX which is dated in sufficient time frame from property identified application. Please rescind. XX  - Buyer-01/XX/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The Initial Disclosure Date (XX/XX/XXXX is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). - Due Diligence Vendor-12/28/2023

Resolved-  - Due Diligence Vendor-01/XX/2024
 Resolved-  - Due Diligence Vendor-01/XX/2024
 Resolved-Evidence provided of RESPA 1003 date of XX/XX/XXXX. LE provided within required timeline. Condition cleared. - Due Diligence Vendor-01/XX/2024

															XXXXXXXXXX_Property identified loan application -initial.pdf XXXXXXXXXX_Credit only loan application.pdf			CA	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	4	1	Closed	2024-01-XX 23:34	2024-01-XX 23:34	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/XX/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/XX/2024				CA	Primary Residence	Purchase	NA	XXX	Investor Post-Close	No
XXXX	XXXXXX	15	1	Closed	2024-01-XX 18:32	2024-02-XX 00:21	Resolved	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024
Counter-LEs dated XX/XX/XXXX and XX/XX/XXXX reflect Discount Points of $X,XXX.XX at 0.39%. However, revised LE dated XX/XX/XXXX reflects Discount Points of $X,XXX.XX at XXX%. Final CD reflects Discount Points of $X,XXX.XX at XXX%. No evidence provided that proper COC was provided to establish new baseline test above $X,XXX.XX as disclosed on initial LE. Condition remains. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1.XX.24 Appeal attached LE XX/XX/XXXX loan amt $XXX,XXX.XX -XXX% =$X,XXX.XX. CDv7- 11.XX.21 loan amt $XXX,XXX.XX .0.89%-points  $X,XXX.XX difference of $X,XXX.XX, loan amount change due to unpaid balance updated. Kindly review rescind.XX. - Buyer-01/XX/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/XX/2024
														Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX_LE-final CDv7-XXX XXXXXXX.pdf XXXXXXXXXX_LE-final CDv7-XXX XXXXXXX.pdf			NY	Primary Residence	Refinance	Rate and Term	XXX	N/A	N/A
XXXX	XXXXXX	15	1	Closed	2024-01-XX 18:32	2024-02-XX 00:21	Resolved	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024
Ready for Review-the differences is the loan amount change.  - Buyer-01/XX/2024
Counter-LEs dated XX/XX/XXXX and XX/XX/XXXX reflect Discount Points of $X,XXX.XX at XXX%. However, revised LE dated XX/XX/XXXX reflects Discount Points of $X,XXX.XX at XXX%. Final CD reflects Discount Points of $X,XXX.XX at XXX%. No evidence provided that proper COC was provided to establish new baseline test above $X,XXX.XX as disclosed on initial LE. Condition remains. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1.XX.24 Appeal attached LE XX/XX/XXXX Loan amt $XXX,XXX.XX -XXX% =$X,XXX.XX. CDv7- XX/XX/XXXX loan amt $XXX,XXX.XX .XXX%-points  $X,XXX.XX difference of $X,XXX.XX, loan amount change due to unpaid balance updated. Kindly review rescind.XX. - Buyer-01/XX/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Initial Loan Estimate reflects Discount Points of $X,XXX.XX. The Final CD reflects Discount Points of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. A tolerance cure was provided at Closing for $XXX.XX. An additional tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/XX/2024
														Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX_LE-final CDv7-XXX XXXXXXX.pdf XXXXXXXXXX_LE-final CDv7-XXX XXXXXXX.pdf			NY	Primary Residence	Refinance	Rate and Term	XXX	N/A	N/A
XXXX	XXXXXX	16	1	Closed	2024-01-XX 18:03	2024-02-XX 20:17	Resolved	A	Compliance	Mavent	HighCost: Fees
Resolved-Lender rebuttal reviewed. Borrower chosen attorney fee removed from testing per NY state statute.  Condition cleared. - Due Diligence Vendor-02/07/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached response from XXX. - Buyer-02/07/2024
Counter-Undiscounted rate of 4.375% received and reviewed. Compliance re-tested and loan does not pass NY High Cost Home Loan Act. Full discount fee amount of $X,XXX.XX included in test. Under the New York High Cost Home Loan Act, up to 2 bona fide loan discount points may be excluded but only if the interest rate from which the loan's interest rate will be discounted does not exceed by more than 1% the yield on US treasury securities having comparable periods of maturity to the loan maturity as of the 15th day of the month immediately preceding the month in which the application is received. This loan's Undiscounted Rate of (4.375%) exceeds (1.85%) plus 1%. (NY Bank 6-l(1)(c) and (g)) - Due Diligence Vendor-01/19/2024
Ready for Review-Appeal:  Please see compliance test uploaded with QM exception appeal with undiscounted rate on page 3. - Buyer-01/18/2024
Open-The loan fees ($X,XXX.XX) exceed the (NYPart41New) High Cost fee limit, which is ($X,XXX.XX), the difference is ($XXX.XX). $X,XXX.XX > $X,XXX.XX, the maximum points and fees allowed. Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-01/XX/2024
														Resolved-Lender rebuttal reviewed. Borrower chosen attorney fee removed from testing per NY state statute. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX NY Points and Fees Rebuttal.pdf			NY	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	16	1	Closed	2024-01-XX 18:04	2024-01-XX 14:18	Resolved	A	Compliance	Mavent	AbilityToRepay: QMPointsAndFees
Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Resolved-Evidence of undiscounted rate of XXX% provided. No points and fees violation. Condition cleared. - Due Diligence Vendor-01/XX/2024
Resolved- - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached compliance test with undiscounted rate on page 3. - Seller-01/XX/2024
Open-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XXX,XXX.XX) fee limit, which is  ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.43(e)(3)). Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-01/XX/2024
													Ready for Review-Document Uploaded. Appeal: Please see attached compliance test with undiscounted rate on page 3. - Seller-01/XX/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
 Resolved-Evidence of undiscounted rate of XXX% provided. No points and fees violation. Condition cleared. - Due Diligence Vendor-01/XX/2024
 Resolved- - Due Diligence Vendor-01/XX/2024

															XXXXXXXXXX Compliance Test.pdf XXXXXXXXXX Compliance Test.pdf			NY	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	16	1	Closed	2024-01-XX 18:04	2024-01-XX 14:11	Resolved	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Valid COC provided to support fee increase. No tolerance cure required, Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Ready for Review-Please see CIC documentation uploaded on the other tolerance exception for appraisal fee - Buyer-01/XX/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Tolerance cure of $XXX.XX to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated a B for all agencies.  - Due Diligence Vendor-01/XX/2024
														Resolved-Valid COC provided to support fee increase. No tolerance cure required, Condition cleared. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX CIC Appraisal.pdf			NY	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	16	1	Closed	2024-01-XX 18:04	2024-01-XX 14:11	Resolved	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Valid COC provided to support fee increase. No tolerance cure required, Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. Please see CIC documentation for appraisal fee - Buyer-01/XX/2024
Open-The Loan Estimate, dated XX/XX/XXXX, reflects an appraisal fee of $XXX.XX.  Final CD dated XX/XX/XXXX reflects an appraisal fee of $XXX.XX.  The loan file did not contain a valid COC to support the increase.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.  - Due Diligence Vendor-01/XX/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Due Diligence Vendor-01/XX/2024
														Resolved-Valid COC provided to support fee increase. No tolerance cure required, Condition cleared. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXXCIC Appraisal.pdf XXXXXXXXXX CIC Appraisal.pdf			NY	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	17	1	Closed	2024-02-XX 18:04	2024-02-XX 18:04	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2024				IL	Primary Residence	Purchase	NA	XXX	Investor Post-Close	No
XXXX	XXXXXX	35	1	Closed	2024-02-XX 17:29	2024-02-XX 17:56	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded. 2/XX/24 Appeal:  Please see the uploaded XXXXXXXXX XXXXXXX system screenshots showing that the initial CD was received by the borrower on XX/XX/XXXX, which was within the required timeframe (3 days prior to closing on XX/XX/XXXX).  XX - Buyer-02/XX/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of (XX/XX/XXXX) with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of (XX/XX/XXXX). No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/XX/2024
														Resolved-Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX_Initial CD Receipt - XX.pdf XXXXXXXXXX_Initial CD Receipt - XX.pdf			CO	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	47	1	Closed	2024-02-XX 13:43	2024-02-XX 17:33	Resolved	A	Compliance	Mavent	AbilityToRepay: QMPointsAndFees
Resolved-Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded. Appeal:  Please see Undiscounted Rate History Screen - Buyer-02/XX/2024
Open-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$XXX,XXX.XX) fee limit, which is 3% of the Total Loan Amount ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.43(e)(3). Provide rate sheet, Undiscounted Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-02/XX/2024
														Resolved-Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX Undiscounted Rate History Screen.pdf XXXXXXXXXX Undiscounted Rate History Screen.pdf			LA	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	49	1	Closed	2024-02-XX 16:16	2025-02-XX 22:59	Acknowledged	B	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2025
Counter-Lender provided screen shots for the increase in appraisal fee. Increase was due to the expiration of the appraisal which resulted in an update. COC for the increase in Appraisal fee is valid. The 10% tolerance fee violation remains. Total fee violation was $X,XXX.XX with a cure of $X,XXX.XX reflecting on the final CD. The remaining amount required for a cure is $XX.XX.  Provide Letter of Explanation, proof of refund/copy of check, corrected PCCD, and proof of delivery to borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.

 - Due Diligence Vendor-03/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-03/XX/2024
Ready for Review-Please see additional doc on other exception.  If acceptable please update 10% category to reflect the accurate amount of the cure shortage.   - Seller-03/XX/2024
Counter-Document Uploaded.  - Due Diligence Vendor-03/XX/2024
Counter-Lender rebuttal was reviewed. After further analysis, it has been determined that the internal screen shot reflecting an appraisal update does not include the reason for the update and is therefore not valid. Provide a valid COC for the Appraisal update. Also, missing a COC for exceeding the 10% fee tolerance. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-03/XX/2024
Ready for Review-Please see appeal and documents on the other exception - Seller-02/XX/2024
Counter-Document Uploaded. Evidence of $X,XXX.XX cured at closing provided. However, total tolerance cure required was $X,XXX.XX due to unsupported fee increases for appraisal update fee and 10% fees. Condition remains. - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded. 2/XX/24 - Appeal: see attached system generated documents showing Tax Map Verification Fee $X,XXX.XX was Cured and paid by the Lender, therefore not a Tolerance issue…XX
 - Buyer-02/XX/2024
Open-A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2024

Ready for Review-Please see additional doc on other exception.  If acceptable please update 10% category to reflect the accurate amount of the cure shortage.   - Seller-03/XX/2024
 Ready for Review-Please see appeal and documents on the other exception - Seller-02/XX/2024

														Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2025
XXXXXXXXXX_Tolerance Cure.pdf
XXXXXXXXXX_Tolerance Cure_Lender Credit.pdf
XXXXXXXXXX_Tolerance Cure.pdf
XXXXXXXXXX_Tolerance Cure_Lender Credit.pdf
1389869340_XXX-XXX_ CIC Appraisal Update.pdf
XXXXXXXXXX CIC Appraisal Update Reason.pdf
																		NY	Primary Residence	Refinance	Rate and Term	XXX	Investor Post-Close	No
XXXX	XXXXXX	49	1	Closed	2024-02-XX 16:16	2025-02-XX 22:58	Acknowledged	B	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2025
Counter-Lender provided screen shots for the increase in appraisal fee. Increase was due to the expiration of the appraisal which resulted in an update. COC for the increase in Appraisal fee is valid. The 10% tolerance fee violation remains. Total fee violation was $X,XXX.XX with a cure of $X,XXX.XX reflecting on the final CD. The remaining amount required for a cure is $XX.XX.  Provide Letter of Explanation, proof of refund/copy of check, corrected PCCD, and proof of delivery to borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.

 - Due Diligence Vendor-03/XX/2024
Ready for Review-Document Uploaded. Appeal: Please see additional screen with comments regarding reason for update - Seller-03/XX/2024
Counter-Document Uploaded.  - Due Diligence Vendor-03/XX/2024
Counter-Lender rebuttal was reviewed. After further analysis, it has been determined that the internal screen shot reflecting an appraisal update does not include the reason for the update and is therefore not valid. Provide a valid COC for the Appraisal update. Also, missing a COC for exceeding the 10% fee tolerance. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-03/XX/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached CIC for Appraisal Update.  Please also check baseline for Lender's Title Ins.  Initial LE established baseline of XXXX.XX.   - Buyer-02/XX/2024
Counter-Evidence of $X,XXX.XX cured at closing provided. However, total tolerance cure required was $X,XXX.XX due to unsupported fee increases for appraisal update fee and 10% fees. Condition remains. - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded. 2/XX/24 - Appeal: see attached system generated documents showing Tax Map Verification Fee $X,XXX.XX was Cured and paid by the Lender, therefore not a Tolerance issue…XX
 - Seller-02/XX/2024
Open-A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2024

Ready for Review-Document Uploaded. Appeal: Please see additional screen with comments regarding reason for update - Seller-03/XX/2024
 Ready for Review-Document Uploaded. 2/XX/24 - Appeal: see attached system generated documents showing Tax Map Verification Fee $X,XXX.XX was Cured and paid by the Lender, therefore not a Tolerance issue…XX
 - Seller-02/XX/2024

														Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2025
XXXXXXXXXX_Tolerance Cure.pdf
XXXXXXXXXX_Tolerance Cure_Lender Credit.pdf
XXXXXXXXXX_Tolerance Cure.pdf
XXXXXXXXXX_Tolerance Cure_Lender Credit.pdf
1389869340_XXX-XXX_ CIC Appraisal Update.pdf
XXXXXXXXXX CIC Appraisal Update Reason.pdf
																		NY	Primary Residence	Refinance	Rate and Term	XXX	Investor Post-Close	No
XXXX	XXXXXX	54	1	Closed	2024-02-XX 16:31	2024-02-XX 15:26	Resolved	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Valid COC to support decrease in lender credits. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. 2-26-24 APPEAL, Providing evidence of COC for change in Lender Credits.  /XX
 - Buyer-02/26/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($X,XXX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects lender paid fees of $X,XXX.XX and a general Lender Credit of $X,XXX.XX in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/20/2024
														Resolved-Valid COC to support decrease in lender credits. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX_COC.pdf XXXXXXXXXX_COC.pdf			CA	Primary Residence	Refinance	Rate and Term	XXX	N/A	N/A
XXXX	XXXXXX	54	1	Closed	2024-02-XX 16:31	2024-02-XX 15:26	Resolved	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Valid COC to support decrease in lender credits. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded. 2-XX-24 APPEAL, Providing evidence of COC for change in Lender Credits.  /XX
 - Buyer-02/XX/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($X,XXX.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). Tolerance cure of $XXX.XX to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2024
														Resolved-Valid COC to support decrease in lender credits. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX_COC.pdf XXXXXXXXXX_COC.pdf			CA	Primary Residence	Refinance	Rate and Term	XXX	N/A	N/A
XXXX	XXXXXX	56	1	Closed	2023-12-XX 13:30	2024-01-XX 18:03	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved-A valid secondary valuation supporting the origination appraisal value was provided.  Condition Resolved. - Due Diligence Vendor-01/XX/2024
Ready for Review-Appeal – See the Post Close Valuation. - XX - Buyer-01/XX/2024
Counter-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Counter-LoanSafe Fraud Manager Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. Appeal – See the LoanSafe Fraud Manager Report dated XX/XX/XXXX pages 4-10 in support of the value XXX,XXX.XX at origination as of XX/XX/XXXX Within range Median XXX,XXX.XX to high XXX,XXX.XX. - XX - Buyer-01/XX/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/XX/2023
														Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Condition Resolved. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_LoanSafe Fraud Manager.pdf XXXXXXXXXX_LoanSafe Report.pdf XXXXXXXXXX_AVM.pdf			MA	Investment	Refinance	No Cash Out - Borrower Initiated	XXX	N/A	N/A
XXXX	XXXXXX	57	1	Closed	2023-12-XX 16:01	2024-01-XX 20:03	Resolved	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-01/XX/2024 Open-OFAC Check Not Completed and/or Cleared - Due Diligence Vendor-12/XX/2023		Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-01/XX/2024				GA	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	58	1	Closed	2024-01-XX 18:28	2024-01-XX 18:28	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.  This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/XX/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.  This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/XX/2024

																		GA	Investment	Refinance	Cash Out - Other	XXX	Investor Post-Close	No
XXXX	XXXXXX	58	1	Closed	2023-12-XX 17:44	2024-01-XX 18:27	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved-A valid secondary valuation supporting the origination appraisal value was provided.  Condition Resolved. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1/XX/24 Appeal: Please see the uploaded CDA, dated XX/XX/XXXX, with a value of $XXX,XXX.XX, providing variance of 0% relative to the appraised value of $XXX,XXX.XX.   XX - Buyer-01/XX/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present.   - Due Diligence Vendor-01/XX/2024
														Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Condition Resolved. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_CDA.pdf XXXXXXXXXX_CDA.pdf			GA	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	58	1	Closed	2023-12-XX 16:05	2024-01-XX 20:05	Resolved	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Valid change of circumstance provided to support the fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. 1/4/24 - See attached copy of the Change in Circumstance Record…XX
 - Buyer-01/04/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Doc Tax Stamps/Transfer Taxes – City/County, Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Due Diligence Vendor-12/29/2023
														Resolved-Valid change of circumstance provided to support the fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_Change of Circumstance.pdf			GA	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	58	1	Closed	2023-12-XX 16:05	2024-01-XX 20:04	Resolved	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Resolved-Valid change of circumstance provided to support the fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1/XX/24 - See attached copy of the Change in Circumstance Record…XX
 - Buyer-01/XX/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Doc Tax Stamps/Transfer Taxes – City/County, Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Due Diligence Vendor-12/XX/2023

Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
 Resolved-Valid change of circumstance provided to support the fee increases. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/XX/2024

															XXXXXXXXXX_Change of Circumstance.pdf XXXXXXXXXX_Change of Circumstance.pdf			GA	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	59	1	Closed	2024-01-XX 19:33	2024-01-XX 20:21	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/XX/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/XX/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present.   - Due Diligence Vendor-01/XX/2024

Resolved-  - Due Diligence Vendor-01/XX/2024
 Resolved-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/XX/2024

															XXXXXXXXXX_CDA.pdf			CA	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	59	1	Closed	2024-01-XX 19:23	2024-01-XX 19:23	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/XX/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/XX/2024

																		CA	Investment	Refinance	Cash Out - Other	XXX	Investor Post-Close	No
XXXX	XXXXXX	60	1	Closed	2023-12-XX 19:30	2024-01-XX 23:23	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Iemization of seller paid fees provided. Compliance retested and no finance charge violation. Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Ready for Review-Pending receipt of Seller Paid Buyer PPFC doc - Due Diligence Vendor-01/XX/2024
Counter-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Counter-The document provided for review indicates the Initial CD was issued XX/XX/XXXX, this CD is not located in the loan file; condition remains. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1/XX/24: Appeal. Please see attached screen print showing seller paid  buyer's closing cost and list the items ppfc. The figures were recalculated and the disclosed finance charge of $XXX,XXX.XX i yielded fc accurate result. XX
 - Seller-01/XX/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($X,XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) It appears the lender did not include certain fees in the amount of $X,XXX.XX in the calculation. Unable to determine which fees were not added. Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-12/XX/2023

Ready for Review-Document Uploaded. 1/XX/24: Appeal. Please see attached screen print showing seller paid  buyer's closing cost and list the items ppfc. The figures were recalculated and the disclosed finance charge of $XXX,XXX.XX i yielded fc accurate result. XX
 - Seller-01/XX/2024

														Resolved-Iemization of seller paid fees provided. Compliance retested and no finance charge violation. Condition cleared. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_Seller Paid Buyer PPFC.pdf XXXXXXXXXX_CD Receipt date.pdf XXXXXXXXXX_Seller Paid Buyer PPFC.pdf			IL	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	60	1	Closed	2023-12-XX 19:30	2024-01-XX 23:17	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-01/XX/2024
Ready for Review-1/XX/24 - Appeal: document sent shows highlighted in yellow above Date issued XX/XX/XXXX this is the date that should be considered…XX
 - Buyer-01/24/2024
Counter-Document Uploaded.  - Due Diligence Vendor-01/XX/2024
Counter-The document provided for review indicates the Initial CD was issued XX/XX/XXXX, this CD is not located in the loan file; condition remains. - Due Diligence Vendor-01/XX/2024
Ready for Review-Document Uploaded. 1/XX/24 - Appeal: see attached copy of system generated document from XX showing that the Initial CD was issued and received by the borrower on XX/XX/XXXX, therefore if the date of consummation is XX/XX/XXXX it is outside of the 3 day period....XX
 - Buyer-01/XX/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX(12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-12/XX/2023
														Resolved-Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-01/XX/2024	XXXXXXXXXX_CD Receipt date.pdf XXXXXXXXXX_CD Receipt date.pdf			IL	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	75	1	Closed	2024-01-XX 18:13	2024-03-XX 16:26	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved-A CDA Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/XX/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/XX/2024
Ready for Review-Appeal - See the AVM added to the shared folder, supports origination value of XXX,XXX.XX with 0% variance. - Buyer-02/XX/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/XX/2024

Resolved-A CDA Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/XX/2024
 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/XX/2024

															XXXXXXXXXX_CDA.pdf			NV	Primary Residence	Refinance	No Cash Out - Borrower Initiated	XXX	N/A	N/A
XXXX	XXXXXX	76	1	Closed	2024-02-XX 21:25	2024-02-XX 21:25	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/XX/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/XX/2024

																		CT	Primary Residence	Purchase	NA	XXX	Investor Post-Close	No
XXXX	XXXXXX	80	1	Closed	2024-03-XX 12:56	2024-04-XX 15:33	Waived	B	Credit	Eligibility	Ineligible Property Type
Waived-Waiver for co-op in XXX from underwriting manager provided in file accompanied by DU approve/eligible.  This finding is non-material and will be rated as B for all agencies. - Due Diligence Vendor-03/XX/2024
Open-Property type is ineligible due to Co-op in XXX. - Due Diligence Vendor-03/XX/2024

Waived-Waiver for co-op in XXX from underwriting manager provided in file accompanied by DU approve/eligible.  This finding is non-material and will be rated as B for all agencies. - Due Diligence Vendor-03/XX/2024

																	Agency eligible loan with DU Approve/Eligible, Value supported by comparable sales used	DC	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	XXX	Originator Pre-Close	Yes
XXXX	XXXXXX	84	1	Closed	2024-02-XX 14:19	2024-03-XX 17:24	Resolved	A	Compliance	Disclosure	E-Consent documentation on TRID loan is missing for borrower(s)
Resolved-Document Uploaded. e-Consent received. Condition Resolved. - Due Diligence Vendor-03/XX/2024
Ready for Review-Document Uploaded. 2/XX/24 Providing consent.  XX  - Buyer-02/XX/2024
Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-02/XX/2024
														Resolved-Document Uploaded. e-Consent received. Condition Resolved. - Due Diligence Vendor-03/XX/2024	XXXXXXXXXX_XXXXXXXXXX_e-Consent.pdf XXXXXXXXXX_XXXXXXXXXX_e-Consent.pdf			NY	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	XXX	N/A	N/A
XXXX	XXXXXX	95	1	Closed	2024-02-XX 18:05	2024-02-XX 22:16	Resolved	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Document Uploaded. Valid COC provided to support fee increase. No additional cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024
Ready for Review-02/XX/2024 - Appeal: The appraised value came in at $XXX,XXX.XX (estimated at $XXX,XXX.XX) which created an LTV increase from XXX% to XXX%. Discount points increased in order to keep the interest rate at XXX%. Please see attached approval2 which reflects the updated Appraised value as well as the increased LTV. XX  - Seller-02/XX/2024
Counter-XX screenshots showing COC dated XX/XX/XXXX. However, no COC provided to support increase to discount points amount of $XXX disclosed on initial LE dated XX/XX/XXXX to $X,XXX.XX on revised LE dated XX/XX/XXXX. Condition remains. - Due Diligence Vendor-02/XX/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/XX/2024
Ready for Review-02/XX/2024 Appeal: Please find attached screenshots from XXXXXXXX XXXXXXX. The loan was re-baselined due to a change in the loan amount. The updated fees were disclosed to the borrower on XX/XX/XXXX.  XX- Buyer-02/XX/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects Discount Points of $XXX.XX.  Interim CD dated XX/XX/XXXX reflects Discount Points of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. Additional tolerance cure of $XXX.XX required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/XX/2024

Ready for Review-02/XX/2024 - Appeal: The appraised value came in at $XXX,XXX.XX (estimated at $XXX,XXX.XX) which created an LTV increase from XXX% to XXX%. Discount points increased in order to keep the interest rate at XXX%. Please see attached approval2 which reflects the updated Appraised value as well as the increased LTV. XX  - Seller-02/XX/2024

														Resolved-Document Uploaded. Valid COC provided to support fee increase. No additional cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX_XX Screenshots.pdf XXXXXXXXXX_Approval1.pdf XXXXXXXXXX_Approval2.pdf			OH	Primary Residence	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	95	1	Closed	2024-02-XX 18:05	2024-02-XX 22:15	Resolved	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Document Uploaded. Valid COC provided to support fee increase. No additional cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024
Ready for Review-02/XX/2024 - Appeal: The appraised value came in at $XXX,XXX.XX (estimated at $XXX,XXX.XX) which created an LTV increase from XXX% to XXX%. Discount points increased in order to keep the interest rate at XXX%. Please see attached approval2 which reflects the updated Appraised value as well as the increased LTV.XX  - Buyer-02/XX/2024
Counter-Document Uploaded. XX screenshots showing COC dated XX/XX/XXXX. However, no COC provided to support increase to discount points amount of $XXX.XX disclosed on initial LE dated XX/XX/XXXX to $X,XXX.XX on revised LE dated XX/XX/XXXX. Condition remains. - Due Diligence Vendor-02/XX/2024
Ready for Review-02/XX/2024 Appeal: Please find attached screenshots from XXXXXXXX XXXXXXX. The loan was re-baselined due to a change in the loan amount. The updated fees were disclosed to the borrower on XX/XX/XXXX.  XX - Buyer-02/XX/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of (XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects Discount Points of $XXX.XX.  Interim CD dated XX/XX/XXXX reflects Discount Points of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. Additional tolerance cure of $XXX.XX required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
 - Due Diligence Vendor-02/XX/2024
														Resolved-Document Uploaded. Valid COC provided to support fee increase. No additional cure required. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX_XX Screenshots.pdf XXXXXXXXXX_Approval1.pdf XXXXXXXXXX_Approval2.pdf			OH	Primary Residence	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	XXXXXX	109	1	Closed	2024-02-XX 18:56	2024-02-XX 16:41	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-02/XX/2024
Ready for Review-02/XX/2024 Appeal: Please see uploaded MX screenshots. The borrower agree to view documents online on XX/XX/XXXX. The journal notes show that XXXXX spoke with XXXX (the borrower) on XX/XX/XXXX and reviewed the CD with the borrower. XX - Buyer-02/XX/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXX. No Cure.  This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/XX/2024
														Resolved-Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-02/XX/2024				FL	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	XXXXXX	109	1	Closed	2024-02-XX 18:56	2024-02-XX 16:39	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded. Itemization of lender credit provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-02/XX/2024
Ready for Review-02/XX/2024 Appeal: Please see uploaded screenshot from XX which explains the Lender total credit of $XXX.XX. $XXX.XX was for the processing fee and $XX.XX was for the tax service fee. XX - Buyer-02/XX/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.  This finding is outside the statute of limitations and will be rated as B for all agencies.
 - Due Diligence Vendor-02/XX/2024
														Resolved-Document Uploaded. Itemization of lender credit provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-02/XX/2024	XXXXXXXXXX_XX Lender Credit Screenshots.pdf			FL	Primary Residence	Purchase	NA	XXX	N/A	N/A